Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share [text block]
A.	Basic earnings per share

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Profit (loss) attributable to the Company’s owners for the purpose of calculating basic earnings per share	24,749	11,217	(43,869)

	For the year ended December 31
	2022	2021	2020

Weighted average of the number of ordinary shares used for the purpose of calculating basic earnings per share (*)	97,335,870	93,749,219	78,297,756

B.	Diluted earnings per share:

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Profit (loss) which was used to calculate diluted earnings per share	24,749	11,217	(43,869)

	For the year ended December 31
	2022	2021	2020

Weighted average of the number of ordinary shares used to calculate diluted earnings (loss) per share (*)	99,978,133	98,108,669	78,297,756

(*) The number of ordinary shares is after giving effect to the Reverse Share Split. See also Note 16.